PROVISION FOR EMPLOYEE BENEFITS - Share based payments (Details)	12 Months Ended
	Dec. 31, 2022 TRY (₺) ₺ / shares	Dec. 31, 2021 TRY (₺) ₺ / shares
PROVISION FOR EMPLOYEE BENEFITS
Outstanding at the beginning of the period | ₺	1,680,121
Units granted | ₺	1,949,947	2,741,112
Units vested | ₺	(1,863,833)	(743,681)
Units forfeited (not yet vested) (*) | ₺		(317,310)
Outstanding at the end of the period | ₺	1,766,235	1,680,121
Outstanding at the beginning of the period | ₺ / shares	₺ 229.08
Units granted | ₺ / shares	19.97	₺ 229.08
Units vested | ₺ / shares	81.61	229.08
Units forfeited (not yet vested) (*) | ₺ / shares		229.08
Outstanding at the end of the period | ₺ / shares	₺ 85.40	₺ 229.08